UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katie Boysen
Title:  Public Securities Compliance Manager
Phone:  312-251-5424

Signature,  Place,  and  Date  of  Signing:

/s/ Katie Boysen                   Chicago, IL                        11/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $    1,517,418
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
3     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
American Campus Communities           COM            024835100    12103   275814 SH       DEFINED    1,2,3     155414      0  120400
Apartment Investment & Management     COM            03748R101    29268  1126108 SH       DEFINED    1,2,3     651113      0  474995
Company
Avalonbay Communities, Inc.           COM            053484101    61614   453080 SH       DEFINED    1,2,3     258345      0  194735
Biomed Realty Trust Inc               COM            09063H107    55317  2954958 SH       DEFINED    1,2,3    1613085      0 1341873
Boston Properties, Inc.               COM            101121101    77528   700917 SH       DEFINED    1,2,3     398382      0  302535
CBL & Associates Properties, Inc.     COM            124830100     1602    75063 SH       DEFINED    1,2,3      20500      0   54563
Cousins Properties Inc.               COM            222795106    11733  1477763 SH       DEFINED    1,2,3     962626      0  515137
DDR Corp.                             COM            23317H102    23164  1508077 SH       DEFINED    1,2,3     703637      0  804440
Duke Realty Corporation               COM            264411505    19399  1319656 SH       DEFINED    1,2,3     716170      0  603486
EastGroup Properties, Inc.            COM            277276101    15311   287809 SH       DEFINED    1,2,3     157011      0  130798
Education Realty Trust                COM            28140H104     5735   526109 SH       DEFINED    1,2,3     307459      0  218650
Equity One, Inc.                      COM            294752100    21810  1035609 SH       DEFINED    1,2,3     584592      0  451017
Essex Property Trust Inc.             COM            297178105    27104   182838 SH       DEFINED    1,2,3     100385      0   82453
Extra Space Storage Inc               COM            30225T102    20018   602036 SH       DEFINED    1,2,3     340034      0  262002
Federal Realty Investment Trust       COM            313747206    52173   495473 SH       DEFINED    1,2,3     282998      0  212475
General Growth Properties, Inc.       COM            370023103    30812  1581727 SH       DEFINED    1,2,3     929827      0  651900
HCP Inc.                              COM            40414L109    41476   932461 SH       DEFINED    1,2,3     509682      0  422779
Health Care REIT Inc.                 COM            42217K106    64517  1117365 SH       DEFINED    1,2,3     634009      0  483356
Highwoods Properties Inc.             COM            431284108    20288   621939 SH       DEFINED    1,2,3     337389      0  284550
Host Hotels & Resorts, Inc.           COM            44107P104    21691  1351461 SH       DEFINED    1,2,3     739272      0  612189
Kilroy Realty Corp.                   COM            49427F108    17006   379771 SH       DEFINED    1,2,3     210796      0  168975
The Macerich Company                  COM            554382101    21647   378237 SH       DEFINED    1,2,3     174387      0  203850
Medical Properties Trust Inc.         COM            58463J304     1100   105250 SH       DEFINED    1,2,3          0      0  105250
National Retail Properties, Inc.      COM            637417106    21088   691400 SH       DEFINED    1,2,3     278900      0  412500
Pebblebrook Hotel Trust               COM            70509V100    20337   869464 SH       DEFINED    1,2,3     459239      0  410225
Prologis Inc.                         COM            74340W103    58502  1670051 SH       DEFINED    1,2,3     930708      0  739343
Public Storage, Inc.                  COM            74460D109    75017   539033 SH       DEFINED    1,2,3     313958      0  225075
RLJ Lodging Trust                     COM            74965L101    12720   672683 SH       DEFINED    1,2,3     221794      0  450889
Regency Centers Corp.                 COM            758849103    20342   417448 SH       DEFINED    1,2,3     267998      0  149450
SL Green Realty Corp                  COM            78440X101    37845   472652 SH       DEFINED    1,2,3     273029      0  199623
Sabra Health Care REIT Inc            COM            78573L106     2707   135300 SH       DEFINED    1,2,3          0      0  135300
Simon Property Group, Inc.            COM            828806109   159414  1050090 SH       DEFINED    1,2,3     623308      0  426782
Stag Industrial Inc                   COM            85254J102     1788   109938 SH       DEFINED    1,2,3          0      0  109938
Strategic Hotel and Resorts Inc       COM            86272T106     8451  1406180 SH       DEFINED    1,2,3     781903      0  624277
Taubman Centers, Inc.                 COM            876664103    68328   890498 SH       DEFINED    1,2,3     462939      0  427559
UDR, Inc.                             COM            902653104    26451  1065727 SH       DEFINED    1,2,3     579902      0  485825
Ventas Inc.                           COM            92276F100   100307  1611352 SH       DEFINED    1,2,3     911127      0  700225
Forest City Enterprise CL A           COM CL A       345550107     2771   174846 SH       DEFINED    1,2,3     158421      0   16425
Hyatt Hotels Corp Class A             COM CL A       448579102     8116   202151 SH       DEFINED    1,2,3     186201      0   15950
Camden Property Trust                 COM SH BEN INT 133131102    19005   294704 SH       DEFINED    1,2,3     167229      0  127475
LaSalle Hotel Properties              COM SH BEN INT 517942108    48680  1823922 SH       DEFINED    1,2,3    1077620      0  746302
Select Income Trust                   COM SH BEN INT 81618T100     1155    46900 SH       DEFINED    1,2,3          0      0   46900
Sunstone Hotel Investors PFD SER D    PFD            867892507     2062    80000 SH       DEFINED    1,2,3          0      0   80000
8.00%
Equity Residential                    SH BEN INT     29476L107    82657  1436771 SH       DEFINED    1,2,3     806669      0  630102
Liberty Property Trust                SH BEN INT     531172104    28686   791547 SH       DEFINED    1,2,3     452422      0  339125
Pennsylvania REIT                     SH BEN INT     709102107    12814   807919 SH       DEFINED    1,2,3     559644      0  248275
Vornado Realty Trust                  SH BEN INT     929042109    45759   564581 SH       DEFINED    1,2,3     324428      0  240153
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